Educational Contents, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Educational Contents Net [Line Items]
Impairment charges		¥ 0
Amortization expense	¥ 103,334,908	¥ 45,296,565	¥ 24,375,147
Purchased educational contents [Member]
Educational Contents Net [Line Items]
Accrued impairment charge	106,097,876
Licensed copyrights [Member]
Educational Contents Net [Line Items]
Accrued impairment charge	¥ 84,904